Non-underlying items	6 Months Ended
Jun. 30, 2024
Non-underlying items
Non-underlying items

8.Non-underlying items

The non-underlying items included in the consolidated income statement are as follows:

	For the six months ended June 30,
(Euro thousands)	2024	2023
Net gains on disposals	1,970	1,513
Costs in respect of disputes	1,158	—
Government grants	15	8,153
Total non-underlying items	3,143	9,666

Non-underlying items included the net gains on disposals primarily related to disposal of long-term assets.

The non - underlying cost in respect of disputes primarily related to the claims and legal proceedings the Group was involved that arise in certain non - operating transactions.

Non-underlying items included government grants primarily related to various grants and incentives given by local governments, based on the Group’s operations and developments in those regions.